Statements of Changes in Stockholders' Equity Deficiency - CAD ($)	Issued capital [member]	Equity Portion Of Convertible Debentures Reserve [Member]	Warrant reserve [member]	Options [Member]	Share premium [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 27,536,269	$ 33,706	$ 24,000			$ (28,365,217)	$ (771,242)
Beginning balance, shares at Dec. 31, 2022	5,745,947
IfrsStatementLineItems [Line Items]
Private placement, net of issuance costs	$ 200,000						200,000
Private placement, net of issuance of costs, shares	8,000,000
Net loss for the period						(13,759)	(13,759)
Ending balance, value at Sep. 30, 2023	$ 27,736,269	33,706	24,000			(28,378,976)	(585,001)
Ending balance, shares at Sep. 30, 2023	13,745,947
IfrsStatementLineItems [Line Items]
Net loss for the period						(35,061)	(35,061)
Ending balance, value at Dec. 31, 2023	$ 27,736,269	33,706	24,000			(28,414,037)	(620,062)
Ending balance, shares at Dec. 31, 2023	13,745,947
IfrsStatementLineItems [Line Items]
Private placement, net of issuance costs	$ 29,000						29,000
Private placement, net of issuance of costs, shares	290,000
Share-based payment				72,155			72,155
Net loss for the period						(144,553)	(144,553)
Ending balance, value at Sep. 30, 2024	$ 27,765,269	$ 33,706	$ 24,000	$ 72,155		$ (28,558,590)	$ (663,460)
Ending balance, shares at Sep. 30, 2024	14,035,947